Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 78.68%
Communication services: 8.06%
Diversified telecommunication services: 0.03%
Level 3 Financing Incorporated 144A	4.63%	9-15-2027	$ 525,000	$ 442,313
Entertainment: 2.07%
Dave & Buster's Incorporated 144A	7.63	11-1-2025	14,246,000	14,316,029
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	12,550,000	12,353,844
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,350,000	3,356,342
				30,026,215
Media: 4.61%
CCO Holdings LLC 144A	4.00	3-1-2023	4,800,000	4,772,945
CCO Holdings LLC 144A	5.13	5-1-2027	430,000	406,991
CCO Holdings LLC 144A	5.50	5-1-2026	16,100,000	15,617,000
Cinemark USA Incorporated 144A	8.75	5-1-2025	15,447,000	15,756,326
DISH DBS Corporation	5.00	3-15-2023	4,800,000	4,763,400
Gray Television Incorporated 144A	5.88	7-15-2026	12,152,000	11,193,511
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	6,930,000	6,534,436
Townsquare Media Incorporated 144A	6.88	2-1-2026	8,630,000	8,006,123
				67,050,732
Wireless telecommunication services: 1.35%
Sprint Corporation	7.13	6-15-2024	15,109,000	15,429,053
Sprint Corporation	7.88	9-15-2023	4,080,000	4,168,291
				19,597,344
Consumer discretionary: 14.25%
Auto components: 1.30%
Allison Transmission Incorporated 144A	5.88	6-1-2029	915,000	864,895
Clarios Global LP 144A	6.25	5-15-2026	6,605,000	6,543,111
Clarios Global LP 144A	6.75	5-15-2025	7,058,000	7,053,500
Goodyear Tire & Rubber Company «	5.00	5-31-2026	4,624,000	4,443,251
				18,904,757
Automobiles: 0.29%
Ford Motor Company	4.13	8-17-2027	4,600,000	4,196,902
Hotels, restaurants & leisure: 8.15%
Carnival Corporation 144A	9.88	8-1-2027	400,000	390,430
Carnival Corporation 144A	10.50	2-1-2026	8,110,000	8,208,131
CCM Merger Incorporated 144A	6.38	5-1-2026	3,145,000	2,911,421
Cedar Fair LP 144A	5.50	5-1-2025	18,580,000	18,520,916
Hilton Domestic Operating Company Incorporated 144A	5.38	5-1-2025	17,777,000	17,663,405
International Game Technology plc 144A	6.50	2-15-2025	4,600,000	4,623,656
Las Vegas Sands Corporation	3.20	8-8-2024	21,400,000	20,449,055
MGM Resorts International	6.75	5-1-2025	7,660,000	7,623,466
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	4,939,000	5,297,078
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	19,407,000	19,843,097
Six Flags Entertainment Company 144A«	5.50	4-15-2027	650,000	586,911
Six Flags Entertainment Company 144A«	7.00	7-1-2025	12,225,000	12,255,269
				118,372,835
See accompanying notes to portfolio of investments

Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household durables: 0.53%
Newell Brands Incorporated	4.45%	4-1-2026	$ 8,195,000	$ 7,730,835
Internet & direct marketing retail: 1.29%
QVC Incorporated	4.85	4-1-2024	19,710,000	18,765,990
Leisure products: 0.07%
Mattel Incorporated 144A	3.38	4-1-2026	1,150,000	1,056,057
Specialty retail: 1.34%
Bath & Body Works Incorporated 144A	9.38	7-1-2025	18,196,000	19,078,409
Penske Automotive Group Incorporated	3.50	9-1-2025	375,000	351,127
				19,429,536
Textiles, apparel & luxury goods: 1.28%
G-III Apparel Group Limited 144A	7.88	8-15-2025	14,600,000	14,143,750
Michael Kors USA Incorporated 144A	4.25	11-1-2024	4,755,000	4,475,644
				18,619,394
Consumer staples: 2.11%
Food products: 1.91%
Performance Food Group Incorporated 144A	6.88	5-1-2025	14,552,000	14,552,000
US Foods Incorporated 144A	6.25	4-15-2025	13,023,000	13,144,635
				27,696,635
Household products: 0.20%
Spectrum Brands Incorporated	5.75	7-15-2025	2,940,000	2,893,901
Energy: 12.68%
Energy equipment & services: 1.91%
Oceaneering International Incorporated	4.65	11-15-2024	20,585,000	19,949,129
USA Compression Partners LP	6.88	4-1-2026	6,330,000	6,060,975
USA Compression Partners LP	6.88	9-1-2027	1,795,000	1,713,687
				27,723,791
Oil, gas & consumable fuels: 10.77%
Antero Midstream Company 144A	7.88	5-15-2026	4,823,000	4,920,527
Antero Resources Corporation 144A	8.38	7-15-2026	6,395,000	6,727,274
Archrock Partners LP 144A	6.88	4-1-2027	250,000	241,875
Buckeye Partners LP 144A	4.13	3-1-2025	1,795,000	1,723,613
Buckeye Partners LP	4.15	7-1-2023	8,019,000	7,898,795
Crestwood Midstream Partners LP	5.75	4-1-2025	16,325,000	15,914,851
DCP Midstream Operating LP	5.38	7-15-2025	8,640,000	8,532,671
EnLink Midstream Partners LP	4.15	6-1-2025	5,917,000	5,645,706
Enviva Partners LP 144A	6.50	1-15-2026	21,580,000	20,574,391
EQM Midsteram Partners LP	4.00	8-1-2024	7,785,000	7,434,675
EQT Corporation	6.13	2-1-2025	5,546,000	5,562,028
Murphy Oil Corporation	5.75	8-15-2025	6,086,000	6,058,947
Range Resources Corporation	4.88	5-15-2025	8,215,000	7,960,664
Range Resources Corporation	5.00	3-15-2023	2,500,000	2,487,500
Range Resources Corporation	8.25	1-15-2029	1,910,000	1,992,646
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	12,920,000	12,080,200
Southwestern Energy Company	5.70	1-23-2025	12,702,000	12,574,980
Southwestern Energy Company	7.75	10-1-2027	5,183,000	5,332,259
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	15,890,000	16,088,625
See accompanying notes to portfolio of investments

2  |  Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Western Gas Partners LP	3.95%	6-1-2025	$ 1,735,000	$ 1,661,263
Western Gas Partners LP	4.65	7-1-2026	5,335,000	5,188,474
				156,601,964
Financials: 12.82%
Consumer finance: 5.34%
Ford Motor Credit Company LLC	5.13	6-16-2025	3,955,000	3,829,673
Ford Motor Credit Company LLC	5.58	3-18-2024	16,860,000	16,670,325
LFS TopCo LLC 144A	5.88	10-15-2026	2,860,000	2,288,053
Navient Corporation	5.88	10-25-2024	14,850,000	14,428,086
Navient Corporation	7.25	9-25-2023	2,265,000	2,265,196
OneMain Finance Corporation	3.50	1-15-2027	2,440,000	1,999,925
OneMain Finance Corporation	6.13	3-15-2024	17,485,000	17,053,121
OneMain Finance Corporation	7.13	3-15-2026	2,350,000	2,276,668
PRA Group Incorporated 144A	7.38	9-1-2025	6,880,000	6,679,699
Rocket Mortgage LLC 144A	2.88	10-15-2026	11,865,000	10,117,997
				77,608,743
Diversified financial services: 2.33%
Hat Holdings LLC 144A	3.38	6-15-2026	5,000,000	4,349,050
Hat Holdings LLC 144A	6.00	4-15-2025	15,915,000	15,375,641
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	15,245,000	14,126,627
				33,851,318
Insurance: 0.91%
Tri Pointe Homes Incorporated	5.88	6-15-2024	13,183,000	13,161,298
Mortgage REITs: 1.49%
Starwood Property Trust Incorporated 144A	3.63	7-15-2026	2,930,000	2,613,965
Starwood Property Trust Incorporated 144A	3.75	12-31-2024	7,730,000	7,304,850
Starwood Property Trust Incorporated	4.75	3-15-2025	10,120,000	9,685,975
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	2,040,000	2,033,003
				21,637,793
Thrifts & mortgage finance: 2.75%
Enact Holdings Incorporated 144A	6.50	8-15-2025	23,447,000	22,795,877
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	18,090,000	17,190,203
				39,986,080
Health care: 3.03%
Health care providers & services: 2.46%
MPT Operating Partnership LP	5.25	8-1-2026	15,940,000	14,263,271
Tenet Healthcare Corporation	4.63	7-15-2024	14,117,000	13,813,414
Tenet Healthcare Corporation 144A	4.88	1-1-2026	8,135,000	7,719,952
				35,796,637
Health care technology: 0.57%
IQVIA Incorporated 144A	5.00	10-15-2026	8,555,000	8,234,188
See accompanying notes to portfolio of investments

Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrials: 12.02%
Aerospace & defense: 1.45%
TransDigm Group Incorporated 144A	6.25%	3-15-2026	$ 2,120,000	$ 2,109,697
TransDigm Group Incorporated 144A	8.00	12-15-2025	18,700,000	19,027,250
				21,136,947
Airlines: 3.14%
American Airlines Group Incorporated 144A	5.50	4-20-2026	5,315,000	5,154,584
Delta Air Lines Incorporated	7.38	1-15-2026	2,600,000	2,686,008
Hawaiian Airlines Incorporated	3.90	7-15-2027	3,731,243	3,128,784
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	6,345,000	6,013,410
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	5,282,000	5,255,537
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	17,906,000	18,106,547
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	5,220,000	5,290,940
				45,635,810
Commercial services & supplies: 3.63%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	4,955,000	4,707,250
Aramark Services Incorporated 144A	6.38	5-1-2025	18,150,000	18,114,063
CoreCivic Incorporated	8.25	4-15-2026	15,970,000	16,314,130
Stericycle Incorporated 144A	5.38	7-15-2024	13,785,000	13,625,094
				52,760,537
Diversified consumer services: 0.74%
Prime Security Services Borrower LLC 144A	5.75	4-15-2026	10,850,000	10,741,500
Machinery: 0.49%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	7,110,000	7,169,795
Road & rail: 1.22%
Uber Technologies Incorporated 144A	7.50	5-15-2025	17,570,000	17,676,457
Trading companies & distributors: 1.35%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	20,351,000	19,546,118
Information technology: 4.28%
Electronic equipment, instruments & components: 1.26%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	18,072,000	18,297,900
IT services: 1.50%
Block Incorporated	2.75	6-1-2026	1,760,000	1,572,912
Sabre GLBL Incorporated 144A	7.38	9-1-2025	1,180,000	1,123,950
Sabre GLBL Incorporated 144A	9.25	4-15-2025	19,150,000	19,102,125
				21,798,987
Software: 1.07%
NCR Corporation 144A	5.75	9-1-2027	2,060,000	2,003,350
NortonLifeLock Incorporated 144A	5.00	4-15-2025	13,997,000	13,577,090
				15,580,440
Technology hardware, storage & peripherals: 0.45%
Western Digital Corporation	4.75	2-15-2026	6,950,000	6,550,375
See accompanying notes to portfolio of investments

4  |  Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 4.31%
Chemicals: 1.81%
Avient Corporation 144A	5.75%	5-15-2025	$ 6,760,000	$ 6,590,860
Celanese US Holding LLC	6.05	3-15-2025	19,775,000	19,675,680
				26,266,540
Containers & packaging: 1.51%
Berry Global Incorporated 144A	4.88	7-15-2026	1,750,000	1,679,108
Berry Global Incorporated 144A	5.63	7-15-2027	140,000	137,200
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	5,025,000	4,983,096
Sealed Air Corporation 144A	5.13	12-1-2024	7,629,000	7,617,557
Sealed Air Corporation 144A	5.50	9-15-2025	7,550,000	7,489,298
				21,906,259
Metals & mining: 0.33%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	4,885,000	4,897,213
Paper & forest products: 0.66%
Clearwater Paper Corporation 144A	5.38	2-1-2025	9,870,000	9,581,872
Real estate: 0.71%
Equity REITs: 0.71%
Service Properties Trust Company	4.35	10-1-2024	6,750,000	6,299,775
Service Properties Trust Company	7.50	9-15-2025	4,085,000	3,952,238
				10,252,013
Utilities: 4.41%
Electric utilities: 1.87%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	28,132,000	27,183,723
Independent power & renewable electricity producers: 2.54%
NSG Holdings LLC 144A	7.75	12-15-2025	17,947,630	17,460,890
Vistra Operations Company LLC 144A	5.50	9-1-2026	14,225,000	13,765,949
Vistra Operations Company LLC 144A	5.63	2-15-2027	5,910,000	5,717,648
				36,944,487
Total Corporate bonds and notes (Cost $1,180,474,576)				1,143,312,231
Loans: 5.34%
Communication services: 0.17%
Media: 0.17%
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	6.27	2-7-2024	1,669,968	1,665,793
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	8.32	3-28-2025	944,169	827,328
				2,493,121
Consumer discretionary: 1.10%
Auto components: 0.15%
Clarios Global LP (1 Month LIBOR +3.25%) ±	7.32	4-30-2026	2,194,428	2,156,486
Hotels, restaurants & leisure: 0.44%
Carnival Corporation (1 Month LIBOR +3.00%) ±	5.88	6-30-2025	6,720,301	6,453,572
See accompanying notes to portfolio of investments

Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure products: 0.51%
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	7.13%	8-25-2028	$ 7,529,092	$ 7,373,842
Energy: 0.28%
Oil, gas & consumable fuels: 0.28%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	8.17	9-29-2028	4,166,530	4,128,323
Financials: 0.88%
Diversified financial services: 0.69%
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	7.92	4-30-2024	2,483,554	2,067,558
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.50%) ±	7.57	5-30-2025	8,512,718	7,980,673
				10,048,231
Mortgage REITs: 0.19%
Claros Mortgage Trust Incorporated (U.S. SOFR 1 Month +4.50%) ‡±	8.40	8-9-2026	2,788,925	2,743,605
Industrials: 2.48%
Airlines: 2.10%
American Airlines Incorporated (3 Month LIBOR +2.00%) ±	5.80	12-15-2023	9,750,000	9,694,523
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	8.78	6-21-2027	8,906,250	9,151,172
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	7.99	10-20-2027	11,555,000	11,708,104
				30,553,799
Commercial services & supplies: 0.18%
GFL Environmental Incorporated (1 Month LIBOR +3.00%) ±	7.41	5-30-2025	2,579,062	2,572,615
Machinery: 0.00%
Vertical US Newco Incorporated (6 Month LIBOR +3.50%) ±	6.87	7-30-2027	21,314	20,408
Road & rail: 0.20%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	8.23	4-4-2025	2,862,679	2,855,523
Utilities: 0.43%
Electric utilities: 0.43%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	7.24	12-15-2027	6,242,650	6,178,913
Total Loans (Cost $79,281,221)				77,578,438
Non-agency mortgage-backed securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2	3.60	4-25-2024	478	452
Total Non-agency mortgage-backed securities (Cost $473)				452
See accompanying notes to portfolio of investments

6  |  Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)

Portfolio of investments—November 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 9.19%
Communication services: 0.95%
Media: 0.95%
Clear Channel International Limited 144A	6.63%	8-1-2025	$ 3,000,000	$ 2,839,363
Videotron Limited 144A	5.38	6-15-2024	11,023,000	10,912,770
				13,752,133
Consumer discretionary: 0.42%
Auto components: 0.36%
Adient Global Holdings Limited 144A	4.88	8-15-2026	5,605,000	5,231,763
Automobiles: 0.06%
Stellantis NV	5.25	4-15-2023	896,000	892,559
Energy: 0.80%
Oil, gas & consumable fuels: 0.80%
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	12,275,000	11,624,645
Financials: 1.97%
Diversified financial services: 1.97%
DAE Funding LLC 144A	2.63	3-20-2025	5,910,000	5,482,884
FMG Resources Proprietary Limited 144A	5.13	5-15-2024	6,771,000	6,715,986
New Red Finance Incorporated 144A	5.75	4-15-2025	16,390,000	16,430,975
				28,629,845
Health care: 1.44%
Pharmaceuticals: 1.44%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	21,195,000	20,900,617
Industrials: 1.32%
Airlines: 0.79%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	11,315,000	11,484,097
Electrical equipment: 0.11%
Sensata Technologies BV 144A	5.63	11-1-2024	1,605,000	1,601,533
Trading companies & distributors: 0.42%
Fly Leasing Limited 144A	7.00	10-15-2024	8,255,000	6,170,029
Materials: 2.29%
Chemicals: 0.92%
Park Aerospace Holdings Company 144A	5.50	2-15-2024	13,602,000	13,401,929
Containers & packaging: 0.92%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	13,934,000	13,410,221
Metals & mining: 0.45%
Constellium SE 144A	5.88	2-15-2026	6,710,000	6,436,702
Total Yankee corporate bonds and notes (Cost $140,478,139)				133,536,073

See accompanying notes to portfolio of investments

Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)  |  7

Portfolio of investments—November 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 7.11%
Investment companies: 7.11%
Allspring Government Money Market Fund Select Class ♠∞		3.60%	97,093,175	$ 97,093,175
Securities Lending Cash Investments LLC ♠∩∞		3.90	6,203,682	6,203,682
Total Short-term investments (Cost $103,296,857)				103,296,857
Total investments in securities (Cost $1,503,531,266)	100.32%			1,457,724,051
Other assets and liabilities, net	(0.32)			(4,611,676)
Total net assets	100.00%			$1,453,112,375

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$59,079,830	$268,000,140	$(229,986,795)	$0	$0	$97,093,175	97,093,175	$450,753
Securities Lending Cash Investments LLC	257,700	19,363,220	(13,417,142)	(100)	4	6,203,682	6,203,682	28,021#
				$(100)	$4	$103,296,857		$478,774

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

8  |  Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the

Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)  |  9

Notes to portfolio of investments—November 30, 2022 (unaudited)

highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$1,143,312,231	$0	$1,143,312,231
Loans	0	72,767,275	4,811,163	77,578,438
Non-agency mortgage-backed securities	0	452	0	452
Yankee corporate bonds and notes	0	133,536,073	0	133,536,073
Short-term investments
Investment companies	103,296,857	0	0	103,296,857
Total assets	$103,296,857	$1,349,616,031	$4,811,163	$1,457,724,051
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended November 30, 2022, the Fund did not have any transfers into/out of Level 3.

10  |  Allspring Short-Term High Income Fund (formerly, Allspring Short-Term High Yield Bond Fund)